SUBSIDIARIES	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
SUBSIDIARIES [Text Block]

5. SUBSIDIARIES

The following table lists the Company’s subsidiaries:

Name of Subsidiary	Place of Incorporation	Proportion of Ownership Interest	Principal Activity
Loncor Resources Congo SARL	Democratic Republic of the Congo	100%	Mineral Exploration
Nevada Bob's Franchising, Inc.	Delaware, USA	100%	Dormant
Devon Resources SARL	Democratic Republic of the Congo	100%	Mineral Exploration
Navarro Resources SARL	Democratic Republic of the Congo	100%	Mineral Exploration